Shareholder Report, Holdings (Details)	Aug. 31, 2024
Fidelity Arizona Municipal Income Fund | RS0Member
Holdings [Line Items]
Percent of Net Asset Value	28.50%
Fidelity Arizona Municipal Income Fund | RS1Member
Holdings [Line Items]
Percent of Net Asset Value	18.40%
Fidelity Arizona Municipal Income Fund | RS2Member
Holdings [Line Items]
Percent of Net Asset Value	13.90%
Fidelity Arizona Municipal Income Fund | RS3Member
Holdings [Line Items]
Percent of Net Asset Value	10.00%
Fidelity Arizona Municipal Income Fund | RS4Member
Holdings [Line Items]
Percent of Net Asset Value	9.00%
Fidelity Arizona Municipal Income Fund | RS5Member
Holdings [Line Items]
Percent of Net Asset Value	5.80%
Fidelity Arizona Municipal Income Fund | RS6Member
Holdings [Line Items]
Percent of Net Asset Value	5.30%
Fidelity Arizona Municipal Income Fund | RS7Member
Holdings [Line Items]
Percent of Net Asset Value	9.10%
Fidelity Arizona Municipal Income Fund | QDAAAMember
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Fidelity Arizona Municipal Income Fund | QDAAMember
Holdings [Line Items]
Percent of Net Asset Value	50.20%
Fidelity Arizona Municipal Income Fund | QDAMember
Holdings [Line Items]
Percent of Net Asset Value	32.90%
Fidelity Arizona Municipal Income Fund | QDBBBMember
Holdings [Line Items]
Percent of Net Asset Value	6.40%
Fidelity Arizona Municipal Income Fund | QDBMember
Holdings [Line Items]
Percent of Net Asset Value	0.40%
Fidelity Arizona Municipal Income Fund | QDNotRatedMember
Holdings [Line Items]
Percent of Net Asset Value	4.60%
Fidelity Arizona Municipal Income Fund | QDShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	3.30%
Fidelity Maryland Municipal Income Fund | RS0Member
Holdings [Line Items]
Percent of Net Asset Value	25.40%
Fidelity Maryland Municipal Income Fund | RS1Member
Holdings [Line Items]
Percent of Net Asset Value	23.20%
Fidelity Maryland Municipal Income Fund | RS2Member
Holdings [Line Items]
Percent of Net Asset Value	12.40%
Fidelity Maryland Municipal Income Fund | RS3Member
Holdings [Line Items]
Percent of Net Asset Value	9.70%
Fidelity Maryland Municipal Income Fund | RS4Member
Holdings [Line Items]
Percent of Net Asset Value	7.80%
Fidelity Maryland Municipal Income Fund | RS5Member
Holdings [Line Items]
Percent of Net Asset Value	7.70%
Fidelity Maryland Municipal Income Fund | RS6Member
Holdings [Line Items]
Percent of Net Asset Value	6.70%
Fidelity Maryland Municipal Income Fund | RS7Member
Holdings [Line Items]
Percent of Net Asset Value	7.10%
Fidelity Maryland Municipal Income Fund | QDAAAMember
Holdings [Line Items]
Percent of Net Asset Value	15.10%
Fidelity Maryland Municipal Income Fund | QDAAMember
Holdings [Line Items]
Percent of Net Asset Value	30.00%
Fidelity Maryland Municipal Income Fund | QDAMember
Holdings [Line Items]
Percent of Net Asset Value	24.70%
Fidelity Maryland Municipal Income Fund | QDBBBMember
Holdings [Line Items]
Percent of Net Asset Value	14.60%
Fidelity Maryland Municipal Income Fund | QDBMember
Holdings [Line Items]
Percent of Net Asset Value	0.90%
Fidelity Maryland Municipal Income Fund | QDNotRatedMember
Holdings [Line Items]
Percent of Net Asset Value	8.10%
Fidelity Maryland Municipal Income Fund | QDShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	6.60%